As filed with the Securities and Exchange	Registration No. 033-81216
Commission on June 18, 2013	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 49 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485
on	pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2013 are incorporated into Parts A and B, respectively of this Post-Effective Amendment No. 49 by reference to Registrant’s filing under Rule 485(b)  as filed on April 11, 2013 and under Rule
497(e) as filed on May 21, 2013.

A supplement dated June 18, 2013 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 49.

ING Life Insurance and Annuity Company
and its Variable Annuity Account C

State University of New York Defined Contribution Retirement Plan

Supplement dated June 18, 2013 to the Contract Prospectus dated May 1, 2013, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus.
Please read it carefully and keep it with your Contract Prospectus for future reference.

IMPORTANT INFORMATION ABOUT FUND FEES AND EXPENSES

The entire section entitled “Fund Fees and Expenses” under the FEE TABLE section of the Contract
Prospectus is deleted and replaced with the following:

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses			Minimum	Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)			0.10%	1.30%

See the “FEES–Fund Fees and Expenses” section of the contract prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the fund’s affiliates.

Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses and fund fees and expenses.

Maximum Fund Fees and Expenses Examples. The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5.0% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$283	$868	$1,479	$3,128

Minimum Fund Fees and Expenses Examples. The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5.0% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$163	$505	$871	$1,900

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) ING Life Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by ING
Financial Advisers, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which ING
Financial Advisers, LLC has selling agreements.

X.81216-13B				June 2013

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A:
Condensed Financial Information
(2)		Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2012
		-	Statements of Operations for the year ended December 31, 2012
		-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2012 and 2011
		-	Consolidated Statements of Operations for the years ended December 31,
2012, 2011, and 2010
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2012, 2011, and 2010
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2012, 2011, and 2010
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 033-75996), as filed on December 20, 2006.
	(3.3)		Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(4.1)	Variable Annuity Contract (G-401-IB(X/M)) · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-CDA-IB(XC/SM)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 17, 1996.
(4.3)	Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract
G-401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2003.
(4.4)	Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract
G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No.
24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2003.
(4.5)	Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and
G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February
12, 1997.
(4.6)	Endorsement (EGET-99) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and
Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 7, 1999. (have contracts check these out)
(4.7)	Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate
GC401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December
11, 2001.
(4.8)	Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate GC403-
IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on December 11,
2001.
(4.9)	Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and
G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and
GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No.
22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.

(4.10)	Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and
Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2002.
(4.11)	Endorsement ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.12)	Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by
reference to Post-Effective Amendment No. 26 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on December 8, 2003.
(4.13)	Endorsement ESUNY-LOAN (9/04) to Contracts G-401-IB(X/M) and G-CDA-
IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) ·
Incorporated by reference to Post-Effective Amendment No. 29 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 10, 2005.
(4.14)	Endorsement ESUNY-HDSP-04 to Contract G-403-IB(X/M) and Certificate
GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No.
34 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2007.
(4.15)	Endorsement E-403bR-09 to Contract Certificate GC403-IB(XC/SM) and Contract
G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No.
41 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
13, 2009.
(4.16)	Endorsement E-403bTERM-08 to Contract Certificate GC403-IB(XC/SM) and
Contract G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216), as
filed on April 13, 2009.
(4.17)	Endorsement E-DOMA-10 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)
and Certificates GC401-IB(X/M), GC403-IB(XC/SM), GFE-PCCA-IC(NY) and
GFE-PPCA-IC(NY) · Incorporated by reference to Post-Effective Amendment No.
45 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2012.
(4.18)	Endorsement E-SUNYDE-12 to Contract G-401-IB(X/M) and Certificate GC401-
IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 48 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2013.

(5)	Variable Annuity Contract Application 155634 (10/11)(NY) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2013.

(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007)
of ING Life Insurance and Annuity Company · Incorporated by reference to ING
Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 31, 2008.

(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. · Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.
(8.2)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8,
2010.
(8.3)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.4)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 19, 1998.
(8.5)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.6)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 17, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware
Service Company, Inc. · Incorporated by reference to Post-Effective Amendment
No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
August 15, 2012.

(8.7)	Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
033-81216), as filed on August 15, 2012.
(8.8)	Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2013.
(8.9)	Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial
Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to
Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2013.
(8.10)	Rule 22c-2 Agreement made and entered into as of March 17, 2009 between
Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and
ING National Trust · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15,
2012.
(8.11)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.12)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.13)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Products Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.

(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.15)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 and amended on by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as
filed on August 5, 2004.
(8.16)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and
amended on April 1, 2006 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.17)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.18)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.
(8.19)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, LLC and amended on November 17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective
Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.20)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.21)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 3, 2012.
(8.22)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.23)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2000, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.24)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.25)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.26)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-

75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.
(8.27)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.28)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on
June 6, 2006.
(8.29)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.30)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and
June 19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No.
20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-
Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.

(8.31)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.32)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series and amended on February 11,
2000, May 1, 2000 and June 26, 2001 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as
filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.33)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.34)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.35)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.36)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Fund Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.37)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.
(8.38)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc.
(renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and
Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as
filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file
No. 033-75962), as filed on April 3, 3012.
(8.39)	(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and
January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.41)	Services Agreement and Fund Participation Agreement dated as of December 7,
2010 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan
Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund
Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds,
and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment
Management Inc., Security Capital Research & Management Incorporated ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.
(8.42)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 46 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15,
2012.

(8.43)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.44)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 18, 2009.
(8.45)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.46)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.47)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.48)	Parnassus Selling and Services Agreement and Fund Participation Agreement dated
2008 by and between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, and Parnassus Funds Distributor · Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June
22, 2010.
(8.49)	Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc. · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22,
2010.

(8.50)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.51)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.52)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC
dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May
23, 2008.
(8.53)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”) and ING Life Insurance and Annuity Company, and ReliaStar
Life Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.54)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.55)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.56)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.

(8.57)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.58)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna
Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.59)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering Services
Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity
Company and amended on April 1, 2003, May 1, 2004, March 1, 2008 and
September 17, 2010 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004, and by reference to Post-Effective Amendment No. 8 (File No. 333-109860),
as filed on April 18, 2006, and by reference to Post-Effective Amendment No. 12
(File No. 333-109860), as filed on April 15, 2009, and by reference to Post-Effective
Amendment No. 17 (File No. 333-109860), as filed on December 3, 2010.
(8.60)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between
Pioneer Investment Management Shareholder Services, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.61)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.62)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-
4 (File No. 333-130822), as filed on April 11, 2008.

(8.63)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011,
August 11, 2011 and November 1, 2012 • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 3
(File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective
Amendment No. 13 (File No. 333-134760), as filed on December 20, 2012.
(8.64)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.65)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.66)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.67)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.68)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney · Incorporated by reference to Post-Effective Amendment No.
48 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2013.

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Mary (Maliz) E. Beams	One Orange Way	Director and President
Windsor, CT 06095-4774
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director, Executive Vice President and
	West Chester, PA 19380	Chief Risk Officer
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	20 Braintree Hill Office Park,	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Howard Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary

Name	Principal Business Address	Positions and Offices with Depositor

Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Diane M. McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 8 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on April 3, 2013.

Item 27. Number of Contract Owners

As of May 31, 2013, there were 644,682 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING U.S., Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S.,
Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v)

ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a
management investment company registered under the 1940 Act), (vi) ReliaStar Life
Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
Patrick J. Kennedy	One Orange Way	Director and President
Windsor, CT 06095-4774
Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309
Richard Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774
Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774
Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774
Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661
Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774
Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774
Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774
Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774
Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774
William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Christina Hurley	One Orange Way	Vice President
Windsor, CT 06095-4774

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Name		Principal Business Address	Positions and Offices with Underwriter
Megan A. Huddleston		One Orange Way	Secretary
Windsor, CT 06095-4774
Tina M. Nelson		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega		20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Barry Eidex		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens		5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$54,904,926.87
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2012.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, NW,
Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Life Insurance and Annuity Company
One Orange Way, C2N
Windsor, CT 06095-4774

ING Life Insurance and Annuity Company
Service Center
P.O. Box 5049
Minot, ND 58702-5049

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-81216) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 18th day of June, 2013.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 49 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mary (Maliz) E. Beams*	Director and President	)
Mary (Maliz) E. Beams	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer	)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson	(principal accounting officer))
)
Donald W. Britton*	Director	) June
Donald W. Britton		) 18, 2013
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Michael S. Smith*	Director, Executive Vice President and Chief Risk Officer	)
Michael S. Smith		)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel	___________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	___________